Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000175204 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$75	0.77%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	-5.50%	8.80%	10.14%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 128,289,028
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 821,493
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%

C000004724 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class I
Trading Symbol	TMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class I/TMCIX)	$80	0.82%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	-5.53%	8.73%	10.08%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 128,289,028
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 821,493
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%

C000004723 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	TMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class A/TMCAX)	$104	1.07%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	-11.16%	7.19%	9.15%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-5.75%	8.47%	9.80%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 128,289,028
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 821,493
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%

C000243226 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	RGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 18,480,247,024
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 14,996,037
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%

C000004729 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 1
Trading Symbol	TUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 18,480,247,024
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 14,996,037
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%

C000071257 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 2
Trading Symbol	TIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Net Assets	$ 18,480,247,024
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 14,996,037
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%

C000071260 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Net Assets	$ 18,480,247,024
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 14,996,037
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%

C000210802 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class IS
Trading Symbol	ACATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 2,500 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	2.96%	-0.24%	1.21%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 675,923,283
Holdings Count | Holding	958
Advisory Fees Paid, Amount	$ 1,773,126
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000066097 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class I
Trading Symbol	ACCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	2.78%	-0.31%	1.11%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 675,923,283
Holdings Count | Holding	958
Advisory Fees Paid, Amount	$ 1,773,126
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000074294 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class A
Trading Symbol	ACASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	-1.35%	-1.42%	0.36%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	2.55%	-0.65%	0.75%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 675,923,283
Holdings Count | Holding	958
Advisory Fees Paid, Amount	$ 1,773,126
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000102917 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class A
Trading Symbol	RESAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	4.48%	2.75%	4.06%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	9.09%	3.64%	4.51%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 130,716,213
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 566,109
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%

C000102918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class I
Trading Symbol	RBESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	9.30%	3.91%	4.79%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 130,716,213
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 566,109
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%

C000176573 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class R6
Trading Symbol	RBERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	9.28%	3.97%	4.85%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 130,716,213
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 566,109
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%

C000102922 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class I
Trading Symbol	RGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection was strong overall and was a primary contributor to the positive relative performance over the period.
Credit Selection	Positive	Credit selection within specific sectors such as Banking and Utilities was particularly additive to relative performance.
Credit Allocation	Positive	Overweight allocations to Telecommunications and Banking helped contribute to strong relative performance.
Credit Beta	Negative	Modest underweight allocation to aggregate credit risk hurt as it was a strong period for high yield bonds and spreads compressed.
Credit Allocation	Negative	Underweight allocations to Retail, Healthcare and Real Estate detracted, limiting strong relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	7.64%	5.55%	6.13%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
ICE BofA US High Yield Index (Strategy Benchmark)	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 900,570,860
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,984,471
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$900,570,860
Total number of portfolio holdings	216
Portfolio turnover rate as of the end of the reporting period	107%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,984,471

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%

C000102921 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class A
Trading Symbol	RHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection was strong overall and was a primary contributor to the positive relative performance over the period.
Credit Selection	Positive	Credit selection within specific sectors such as Banking and Utilities was particularly additive to relative performance.
Credit Allocation	Positive	Overweight allocations to Telecommunications and Banking helped contribute to strong relative performance.
Credit Beta	Negative	Modest underweight allocation to aggregate credit risk hurt as it was a strong period for high yield bonds and spreads compressed.
Credit Allocation	Negative	Underweight allocations to Retail, Healthcare and Real Estate detracted, limiting strong relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	2.79%	4.39%	5.38%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	7.35%	5.30%	5.84%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
ICE BofA US High Yield Index (Strategy Benchmark)	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 900,570,860
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,984,471
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$900,570,860
Total number of portfolio holdings	216
Portfolio turnover rate as of the end of the reporting period	107%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,984,471

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%

C000217811 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class A
Trading Symbol	RIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	-1.94%	-1.78%	0.49%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	1.84%	-1.03%	0.99%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 283,248,214
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 657,365
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%

C000195863 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class I
Trading Symbol	RIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	1.98%	-0.76%	1.27%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 283,248,214
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 657,365
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%

C000195864 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class R6
Trading Symbol	RIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	2.15%	-0.73%	1.32%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 283,248,214
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 657,365
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%

C000227055 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class Y
Trading Symbol	RIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 5,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	2.03%	-0.38%(a)
Bloomberg US Aggregate Bond Index	2.88%	0.01%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 283,248,214
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 657,365
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%

C000231740 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	RCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	4.85%	1.73%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 73,602,288
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ (42,405)
Investment Company Portfolio Turnover	842.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%

C000231741 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class I
Trading Symbol	RCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	4.90%	1.71%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 73,602,288
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ (42,405)
Investment Company Portfolio Turnover	842.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%

C000231739 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class A
Trading Symbol	RCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	0.20%	0.34%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	4.65%	1.45%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 73,602,288
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ (42,405)
Investment Company Portfolio Turnover	842.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%

C000231742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class A
Trading Symbol	RBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	1.61%	4.47%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	6.09%	5.62%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 81,247,620
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 138,480
Investment Company Portfolio Turnover	806.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%

C000231744 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class I
Trading Symbol	RBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	6.45%	5.90%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 81,247,620
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 138,480
Investment Company Portfolio Turnover	806.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%

C000231743 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class R6
Trading Symbol	RBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	6.51%	5.95%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 81,247,620
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 138,480
Investment Company Portfolio Turnover	806.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%